Document and Entity Information	Mar. 29, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001780097
Document Type	8-K/A
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	Baudax Bio, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-39101
Entity Tax Identification Number	47-4639500
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	BXRX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On March 31, 2023, Baudax Bio, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K) to disclose that (i) the Company entered into that certain Amendment No. 5 and Consent to Credit Agreement by and among the Company, Baudax Bio N.A. LLC, Baudax Bio Limited, Wilmington Trust, National Association, solely in its capacity as administrative and collateral agent and the lenders party and (ii) the Company entered into an Asset Transfer Agreement with Alkermes Pharma Ireland Limited (the “Transfer Agreement”), each as described in greater detail in the Original 8-K. The purpose of this Amendment No. 1 is solely to file the Transfer Agreement as Exhibit 10.3.